Basis of Presentation and General Information - Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member]	6 Months Ended
Jun. 30, 2020 Integer
Secondone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	May 23, 2007
Vessel	Northsea Alpha
DWT	8,615
Year built	2010
Acquisition date	May 28, 2010
Thirdone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	May 23, 2007
Vessel	Northsea Beta
DWT	8,647
Year built	2010
Acquisition date	May 25, 2010
Fourthone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	May 30, 2007
Vessel	Pyxis Malou
DWT	50,667
Year built	2009
Acquisition date	Feb. 16, 2009
Sixthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	Jan. 15, 2010
Vessel	Pyxis Delta [1]
DWT	46,616
Year built	2006
Acquisition date	Mar. 04, 2010
Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year built	2013
Acquisition date	Sep. 16, 2013
Eighthone Corp. [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation	Feb. 08, 2013
Vessel	Pyxis Epsilon
DWT	50,295
Year built	2015
Acquisition date	Jan. 14, 2015

[1]	Pyxis Delta, which was owned by Sixthone Corp. ("Sixthone"), was sold to an unaffiliated third party on January 13, 2020